Note 6 - Related-Party and Party-in-Interest Transactions (Details) - EBP 006 - EBP, Employer, Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	654,531	681,950
EBP, Investment, Excluding Plan Interest in Master Trust, Cost	$ 46,027,503	$ 44,224,341
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,099,859